Share-based compensation (Share Option Activity - Options under the Plan) (Details) - USD ($)		12 Months Ended
	Aug. 11, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate Intrinsic Value
Common stock, closing share price		$ 1.85
The Plan [Member]
Number of Options
Granted to employee	6,125,374
Exercised				15,124
The Plan [Member] | 2.50 [Member]
Number of Options
Expired		0
Weighted Average Exercise Price
Expired		$ 0
Aggregate Intrinsic Value
Expired		$ 0
2015 Plan [Member]
Aggregate Intrinsic Value
Common stock, closing share price		$ 1.85
Total fair value of options vested		$ 639,524
2015 Plan [Member] | 2.50 [Member]
Number of Options
Outstanding		560,594
Granted to employee		0
Exercised		0
Expired		0
Forfeited/Cancelled		3,298
Outstanding		557,396	560,594
Exercisable at December 31, 2015		557,396
Weighted Average Exercise Price
Outstanding		$ 2.5
Granted to employee		0
Exercised		0
Expired		0
Forfeited/Cancelled		2.5
Outstanding		2.5	$ 2.5
Exercisable at December 31, 2015		$ 2.5
Weighted Remaining Contractual Life (Years)
Granted to employee		0 years
Exercised		0 years
Expired		0 years
Forfeited/Cancelled		0 years
Outstanding		1 year 6 months 29 days	2 years 6 months 29 days
Exercisable at December 31, 2015		1 year 6 months 29 days
Aggregate Intrinsic Value
Outstanding		$ 0
Granted to employee		0
Exercised		0
Expired		0
Forfeited/Cancelled		0
Outstanding		0	$ 0
Exercisable at December 31, 2015		$ 0
2015 Plan [Member] | 0.0001 [Member]
Number of Options
Outstanding		23,800
Outstanding		23,800	23,800
Exercisable at December 31, 2015		23,800
Weighted Average Exercise Price
Outstanding		$ 0.0001
Outstanding		0.0001	$ 0.0001
Exercisable at December 31, 2015		$ 0.0001
Weighted Remaining Contractual Life (Years)
Outstanding		1 year 6 months 29 days	2 years 6 months 29 days
Exercisable at December 31, 2015		1 year 6 months 29 days
Aggregate Intrinsic Value
Outstanding		$ 28,082
Outstanding		43,909	$ 28,082
Exercisable at December 31, 2015		$ 43,909